Cover	Jun. 21, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 21, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-36457
Entity Registrant Name	PROVECTUS BIOPHARMACEUTICALS, INC.
Entity Central Index Key	0000315545
Entity Tax Identification Number	90-0031917
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	800 S. Gay Street
Entity Address, Address Line Two	Suite 1610
Entity Address, City or Town	Knoxville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37929
City Area Code	(866)
Local Phone Number	594-5999
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false